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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [X]; Amendment Number: 1

   This Amendment (Check only one.):   [ ] is a restatement
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CALAMOS ADVISORS LLC

Address: 2020 Calamos Court
         Naperville, Illinois 60563

Form 13F File Number: 28-2864

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth A. Watkins

Title:   Chief Compliance Officer

Phone:   (630) 245-7200

Signature, Place, and Date of Signing:

/s/ Elizabeth A. Watkins    Naperville, Illinois    May 23, 2012
-------------------------   ---------------------   -------------
      [Signature]              [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value Total: $929,026
                                        -----------
                                        (thousands)

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
           Column 1               Column 2   Column 3  Column 4 Column 5                Column 6  Column 7        Column 8
                                                                                                              Voting Authority
                                                                                                           ----------------------
                                                                 SHS or
                                  Title of              Value     PRN                  Investment  Other
Name of Issuer                     Class      CUSIP    (x1000)   Amount       Call/Put Discretion Managers  Sole   Shared  None
--------------                   ----------- --------- -------- ---------     -------- ---------- -------- ------- ------ -------
CITIGROUP INC................... COMMON
                                 STOCK       172967424   7,007    191,706 Shs             Sole        None  191706              0
COVIDIEN PLC.................... COMMON
                                 STOCK       G2554F113  66,248  1,211,567 Shs             Sole        None   27140            251
GILEAD SCIENCES (2 LOT MIN)..... CONVERTIBLE
                                 SECURITY    375558AN3  33,192     27,391 Prn             Sole        None  224331          4,675
GILEAD SCIENCES (2 LOT MIN)..... CONVERTIBLE
                                 SECURITY    375558AP8 293,014    229,356 Prn             Sole        None   28754              0
HELIX ENERGY SOLUTIONS GROUP...  CONVERTIBLE
                                 SECURITY    42330PAG2  31,417     29,639 Prn             Sole        None   35518            205
HOLOGIC INC..................... CONVERTIBLE
                                 SECURITY    436440AC5  35,678     35,723 Prn             Sole        None   13800              0
IXIA............................ CONVERTIBLE
                                 SECURITY    45071RAB5   6,611      6,357 Prn             Sole        None    4500              0
JAZZ PHARMACEUTICALS PLC........ COMMON
                                 STOCK       G50871105     935     19,300 Shs             Sole        None    4500              0
KNIGHT CAPITAL GROUP INC........ CONVERTIBLE
                                 SECURITY    499005AE6  13,265     13,800 Prn             Sole        None    4332              0
LINKEDIN CORPORATION............ COMMON
                                 STOCK       53578A108   1,000      9,800 Shs             Sole        None   31321            224
MARATHON PETROLEUM.............. COMMON
                                 STOCK       56585A102   2,276     52,500 Shs             Sole        None   20394              0
MEDIVATION INC.................. CONVERTIBLE
                                 SECURITY    58501NAA9   4,776      4,500 Prn             Sole        None   66536            220
MGM MIRAGE...................... CONVERTIBLE
                                 SECURITY    55303QAE0   4,776      4,500 Prn             Sole        None    6357              0
MICRON TECHNOLOGY INC........... CONVERTIBLE
                                 SECURITY    595112AK9   4,300      4,332 Prn             Sole        None 1081617        129,950
MONSTER BEVERAGE CORP........... COMMON
                                 STOCK       611740101  95,492  1,537,961 Shs             Sole        None   19300              0
MOSAIC CO....................... COMMON
                                 STOCK       61945C103 108,051  1,954,250 Shs             Sole        None 1954250              0
ON SEMICONDUCTOR CORP........... CONVERTIBLE
                                 SECURITY    682189AH8  38,169     31,545 Prn             Sole        None    9800              0
ROVI CORP....................... CONVERTIBLE
                                 SECURITY    779376AB8  21,490     20,394 Prn             Sole        None 1318386        219,575
TIM PARTICIPACOES SA - ADR...... COMMON
                                 STOCK       88706P205  69,558  2,156,170 Shs             Sole        None   52500              0
XILINX INC...................... CONVERTIBLE
                                 SECURITY    983919AF8  90,204     66,756 Prn             Sole        None 1928072        228,098
GILEAD SCIENCES (2 LOT MIN)..... CONVERTIBLE                                                      American
                                 SECURITY    375558AN3   1,135     27,391 Prn            Other      Beacon     885              0
GILEAD SCIENCES (2 LOT MIN)..... CONVERTIBLE                                                      American
                                 SECURITY    375558AP8     430    229,356 Prn            Other      Beacon     350              0